SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details)		1 Months Ended																		12 Months Ended
	Sep. 13, 2018 NOK (kr)	Sep. 30, 2019 USD ($) tanker subsidiary	Jun. 30, 2019 USD ($) subsidiary	Mar. 31, 2019 NOK (kr) subsidiary	Feb. 28, 2019 USD ($) carrier tanker subsidiary	Jun. 30, 2018 USD ($) vessel subsidiary	Apr. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) carrier subsidiary	Nov. 30, 2015 USD ($) carrier subsidiary	Jul. 31, 2015 USD ($) carrier subsidiary	Dec. 31, 2014 subsidiary	Nov. 30, 2014 USD ($) containership subsidiary	Sep. 30, 2014 USD ($) containership subsidiary	Aug. 31, 2014 USD ($) vessel subsidiary	Jun. 30, 2014 USD ($) subsidiary	May 31, 2011 USD ($) vessel subsidiary	Mar. 31, 2011 USD ($) carrier	Mar. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Dec. 31, 2019 USD ($) carrier containership vessel $ / shares shares	Dec. 31, 2019 NOK (kr) shares	Dec. 31, 2018 USD ($) carrier containership subsidiary	Dec. 31, 2017 USD ($)	Dec. 31, 2016 carrier	Dec. 31, 2019 NOK (kr) carrier containership vessel shares	Jul. 30, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	Mar. 31, 2019 USD ($) carrier	Dec. 31, 2018 NOK (kr) carrier containership	May 31, 2018 containership	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($) $ / shares shares	Jun. 22, 2017 NOK (kr)	Nov. 30, 2016 USD ($) shares	Oct. 31, 2016 shares	Oct. 05, 2016 USD ($) $ / shares shares	Feb. 29, 2016 vessel	Jun. 30, 2015 containership	Dec. 30, 2014 USD ($)	Mar. 19, 2014 NOK (kr)
Debt Instrument [Line Items]
Three month dollar LIBOR rate (in hundredths)																				1.91%		2.81%			1.91%				2.81%
Three month Norwegian kroner NIBOR rate (in hundredths)																				1.84%		1.27%			1.84%				1.27%
Number of vessels acquired						15														7		4			7				4	4
Long-term debt																				$ 1,627,177,000		$ 1,460,347,000
Share price (usd per share) | $ / shares																				$ 14.54
Repurchase of bonds																				$ 80,749,000		97,248,000	$ 68,383,000
Total allocated as the reacquisition of the equity component																						$ 500,000
Total authorised for share lending arrangement (in shares) | shares							7,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary						15
Number of car carriers | carrier																				2					2
Number of container vessels | vessel																				4					4
Number of offshore supply vessels | containership																				4					4
Number of vessels sold | containership																				0		1			0				1
Gain/(Loss) on purchase of bonds																				$ 1,802,000		$ 1,146,000	(2,305,000)
Number of drybulk carriers | vessel																				7					7
Book value of assets pledged under ship mortgages																				$ 1,753,000,000		1,527,000,000
Senior Unsecured Convertible Bonds due 2021
Debt Instrument [Line Items]
Long-term debt																				$ 212,230,000		212,230,000
Interest rate																				5.75%					5.75%										5.75%
Shares issued on conversion of convertible debt (in shares) | shares																				0.065451000					0.065451000										0.0562596000
Repurchase of bonds																						12,800,000
Gain on purchased bonds																						900,000
Senior Unsecured Convertible Bonds due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount																															$ 14,000,000.0	$ 150,000,000.0
Long-term debt																				$ 148,300,000		151,700,000
Interest rate							4.875%
Shares issued on conversion of convertible debt (in shares) | shares																				0.0654462000					0.0654462000							0.0528157000
Conversion price (in dollars per share) | $ / shares																				$ 15.28												$ 18.93
Principal amounts																				$ 11,600,000
Repurchase of bonds																				3,400,000		12,300,000
Gain on purchased bonds																				$ 300,000		400,000
Common stock, shares loaned to affiliate (in shares) | shares																				3,765,842					3,765,842
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																				$ 7,100,000		7,400,000
Amortization of deferred charges																				1,300,000		1,000,000.0
Total allocated as the reacquisition of the equity component																				200,000		600,000
US Dollar 24.9 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Long-term debt																				22,900,000		0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary					3
Number of vessels against which loan was secured | carrier					3
Term of loan in years					5 years
US Dollar 50 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount					$ 50,000,000
Long-term debt																				50,000,000.0		0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary					3
Term of loan in years					4 years
Number of tankers chartered | tanker					3
US Dollar 29.5 million Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount																												$ 29,500,000
Long-term debt																				27,000,000.0		0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary				2
Term of loan in years				5 years
Number of car carriers | carrier																												2
US Dollar 33.1 million Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount			$ 33,100,000
Long-term debt																				33,100,000		0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary			5
Term of loan in years			4 years
US Dollar 142.5 million Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount		$ 142,500,000
Long-term debt																				142,500,000		0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary		3
Term of loan in years		5 years
Number of newbuilding crude oil tankers acquired | tanker		3
US Dollar 45 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount															$ 45,000,000
Long-term debt																				$ 45,000,000.0		$ 45,000,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary															7
Number of container vessels | containership																																						7
Term loan facility, term															5 years
Floating Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate (in hundredths)																				4.27%		4.22%			4.27%				4.22%
Long-term debt																				$ 1,013,626,000		$ 891,471,000
Number of vessels sold | vessel																																					1
Floating Rate Debt | US Dollar 24.9 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount					$ 24,900,000
Floating Rate Debt | US$ 43 million secured term loan facility (February 2010)
Debt Instrument [Line Items]
Term loan facility, principal amount																			$ 42,600,000
Long-term debt																				14,900,000		17,800,000
Term of loan in years																			5 years
Floating Rate Debt | US$ 43 million secured term loan facility (March 2010)
Debt Instrument [Line Items]
Term loan facility, principal amount																		$ 42,600,000
Long-term debt																				14,900,000		17,800,000
Term of loan in years																		5 years
Floating Rate Debt | US$ 75 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																	$ 75,400,000
Long-term debt																				0		32,700,000
Number of vessels against which loan was secured | carrier																	3
Term of loan in years																	8 years
Floating Rate Debt | US$ 171 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																$ 171,000,000
Long-term debt																				63,400,000		73,700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																8
Number of vessels against which loan was secured | vessel																7
Term of loan in years																10 years
Floating Rate Debt | US Dollar 45 million secured term loan facility
Debt Instrument [Line Items]
Available amount under revolving part of credit facility																				0		0.0
Floating Rate Debt | US dollar 101 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount														$ 101,400,000
Long-term debt			$ 33,100,000																	$ 0.0		44,100,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary														6
Term loan facility, term														5 years
Number of offshore supply vessels | vessel														6
Number of remaining vessels relating to loan facility | vessel																				5					5
Facility repurchased amount			11,000,000.0
Facility repurchased amount			9,400,000
Gain/(Loss) on purchase of bonds			$ 1,700,000
Floating Rate Debt | US dollar 20 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount													$ 20,000,000
Long-term debt																				$ 19,100,000		20,000,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary													2
Number of container vessels | containership													2
Term loan facility, term													5 years
Floating Rate Debt | US dollar 128 million secured term loan facility (September 2014)
Debt Instrument [Line Items]
Term loan facility, principal amount													$ 127,500,000
Long-term debt																				84,000,000.0		92,400,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary													2
Number of container vessels | containership													2
Term loan facility, term													7 years
Floating Rate Debt | US dollar 128 million secured term loan facility (November 2014)
Debt Instrument [Line Items]
Term loan facility, principal amount												$ 127,500,000
Long-term debt																				87,100,000		95,600,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary												2
Number of container vessels | containership												2
Term loan facility, term												7 years
Floating Rate Debt | US dollar 39 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																																							$ 39,000,000
Long-term debt																				24,300,000		$ 26,700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary											2
Term loan facility, term											8 years
Number of drybulk carriers | carrier																						2							2
Floating Rate Debt | US dollar 166 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount										$ 166,400,000
Long-term debt																				104,000,000.0		$ 117,900,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary										8
Number of vessels against which loan was secured | carrier										8
Term loan facility, term										7 years
Floating Rate Debt | US dollar 210 million secured term loan facility (Maersk)
Debt Instrument [Line Items]
Term loan facility, principal amount									$ 210,000,000.0
Long-term debt																				160,800,000		173,900,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									3
Number of vessels against which loan was secured | carrier									3
Term loan facility, term									5 years
Number of vessels delivered | carrier									(1)															(2)
Floating Rate Debt | US Dollar 76 Million Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount								$ 76,000,000.0
Long-term debt																				$ 64,300,000		69,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary								2
Number of vessels against which loan was secured | carrier								2
Term loan facility, term								7 years
Floating Rate Debt | US dollar 50 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount						$ 50,000,000
Term of loan in years																				7 years	7 years
Floating Rate Debt | US dollar 50 million secured term loan facility (June 2018)
Debt Instrument [Line Items]
Long-term debt																				$ 40,700,000		46,900,000
Floating Rate Debt | US dollar 17.5 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																				15,700,000		$ 17,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																						2
Number of vessels against which loan was secured | carrier																						2							2
Term loan facility, term																						5 years
NOK 900 Million Senior Unsecured Bonds
Debt Instrument [Line Items]
Term loan facility, principal amount | kr																									kr 900,000,000															kr 900,000,000.0
Redemption price of debt (in hundredths)																																								100.50%
Amount of debt repurchased | kr				kr 672,000,000.0																	kr 228,000,000.0
Long-term debt																				0		$ 77,700,000			0				kr 672,000,000.0
NOK500million senior unsecured floating rate bonds due 2020
Debt Instrument [Line Items]
Term loan facility, principal amount																						500,000,000.0			500,000,000								kr 500,000,000
Long-term debt																				56,900,000		57,829,000			500,000,000.0				57,800,000
Senior Unsecured Convertible Bonds due 2021
Debt Instrument [Line Items]
Term loan facility, principal amount																																				$ 225,000,000
Amount of debt repurchased																				$ 0.0		12,800,000
Conversion price (in dollars per share) | $ / shares																				$ 15.28																$ 17.7747
Minimum dividend before convertible debt rate is adjusted | $ / shares																																				$ 0.225
Principal amounts																				$ 12,600,000
Common shares loan to affiliate | shares																																				8,000,000
Loan fee																																		$ 80,000		$ 120,000
Common stock, shares loaned to affiliate (in shares) | shares																																		8,000,000
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																				4,000,000.0		4,000,000.0
Amortization of deferred charges																				700,000		900,000
NOK700 Million Senior Unsecured Bonds Due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount																				79,700,000					kr 700,000,000
Percentage of par of bonds issued	101.625%
NOK600million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount	kr 600,000,000																					69,400,000				kr 100,000,000			600,000,000
Senior Unsecured Convertible Bonds due 2023
Debt Instrument [Line Items]
Amount of debt repurchased																				$ 3,400,000		12,300,000
Interest rate							4.875%													4.875%					4.875%
NOK700 Million Senior Unsecured Bonds Due 2024
Debt Instrument [Line Items]
Term loan facility, principal amount																				$ 79,700,000		0.0			kr 700,000,000		kr 700,000,000		kr 0
Common stock - Frontline Ltd [Member]
Debt Instrument [Line Items]
Term loan facility, principal amount																				$ 36,763,000		0
Forward contract to repurchase shares (shares) | shares																				3,400,000	3,400,000
Forward Contract To Repurchase Shares																				$ 36,800,000
Collateral amount (percentage)																				20.00%					20.00%
Percentage required for mark to market movement																				100.00%					100.00%
Additional paid-in capital | Senior Unsecured Convertible Bonds due 2023
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023							$ 7,906,000													$ 0			$ 0
Additional paid-in capital | Senior Unsecured Convertible Bonds due 2021
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																				$ 4,600,000
Frontline Forward Contract
Debt Instrument [Line Items]
Share price (usd per share) | $ / shares																				$ 11.0568
Restricted cash																				$ 3,500,000		$ 0.0